Document and Entity Information	12 Months Ended
Sep. 24, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Apr 30, 2012
Registrant Name	AIM SECTOR FUNDS (INVESCO SECTOR FUNDS)
Central Index Key	0000725781
Amendment Flag	false
Document Creation Date	Oct 26, 2012
Document Effective Date	Oct 26, 2012
Prospectus Date	Oct 26, 2012

Statutory Prospectus Supplement dated October 26, 2012
The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for Class A, B, C, Y and Investor Class shares of the Fund listed below:
Invesco Utilities Fund
          On October 26, 2012, the Board of Trustees (the "Board") of AIM Sector Funds (Invesco Sector Funds) (the "Trust") approved the elimination of one of the fundamental investment restrictions of Invesco Utilities Fund (the "Fund"), subject to the approval of the Fund's shareholders at a special meeting to be held on or about February 1, 2013 (the "Special Meeting"). Shareholders of record as of the close of business on November 27, 2012 are entitled to notice of, and to vote, at the Special Meeting or any adjournment thereof.
          If the proposal is approved by the Fund's shareholders at the Special Meeting, the following fundamental investment restriction of the Fund (the "Fundamental Restriction") will be removed:
"Invesco Utilities Fund will concentrate (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) its investments in the securities of issuers engaged primarily in utilities-related industries."
     After careful review, the Board approved the proposed elimination of the Fundamental Restriction. Currently, the Fund must invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers engaged in utilities-related industries. If the removal of the Fundamental Restriction is approved, the Fund's investment adviser, Invesco Advisers, Inc. (the "Adviser"), will transition the Fund to a diversified high income-seeking equity fund. The Adviser believes, and the Board considered, that the proposed new investment strategy would greatly expand the pool of potential investments for the Fund by permitting the Fund to focus on investments outside of the utilities sector. Under the new investment strategy, the Adviser will seek to deliver high current income, less volatility and greater downside protection versus the broad market by investing across a range of sectors and holding a greater number of issuers.
     In connection with this transition, the Board approved several additional changes to the Fund. If shareholders approve the removal of the Fundamental Restriction, the Fund will be renamed "Invesco Dividend Income Fund" and its investment objective and investment strategies, consistent with its new name, will change. If the removal of the Fundamental Policy is not approved by shareholders at the Special Meeting, the Fund's name will not change and the current investment strategies will remain in effect, and the Board will consider other appropriate actions for the Fund.

Statutory Prospectus Supplement dated October 26, 2012
The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares, as applicable, of the Funds listed below:
Invesco Utilities Fund
          On October 26, 2012, the Board of Trustees (the "Board") of AIM Sector Funds (Invesco Sector Funds) (the "Trust") approved the elimination of one of the fundamental investment restrictions of Invesco Utilities Fund (the "Fund"), subject to the approval of the Fund's shareholders at a special meeting to be held on or about February 1, 2013 (the "Special Meeting"). Shareholders of record as of the close of business on November 27, 2012 are entitled to notice of, and to vote, at the Special Meeting or any adjournment thereof.
          If the proposal is approved by the Fund's shareholders at the Special Meeting, the following fundamental investment restriction of the Fund (the "Fundamental Restriction") will be removed:
"Invesco Utilities Fund will concentrate (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) its investments in the securities of issuers engaged primarily in utilities-related industries."
     After careful review, the Board approved the proposed elimination of the Fundamental Restriction. Currently, the Fund must invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers engaged in utilities-related industries. If the removal of the Fundamental Restriction is approved, the Fund's investment adviser, Invesco Advisers, Inc. (the "Adviser"), will transition the Fund to a diversified high income-seeking equity fund. The Adviser believes, and the Board considered, that the proposed new investment strategy would greatly expand the pool of potential investments for the Fund by permitting the Fund to focus on investments outside of the utilities sector. Under the new investment strategy, the Adviser will seek to deliver high current income, less volatility and greater downside protection versus the broad market by investing across a range of sectors and holding a greater number of issuers.
     In connection with this transition, the Board approved several additional changes to the Fund. If shareholders approve the removal of the Fundamental Restriction, the Fund will be renamed "Invesco Dividend Income Fund" and its investment objective and investment strategies, consistent with its new name, will change. If the removal of the Fundamental Policy is not approved by shareholders at the Special Meeting, the Fund's name will not change and the current investment strategies will remain in effect, and the Board will consider other appropriate actions for the Fund.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM SECTOR FUNDS (INVESCO SECTOR FUNDS)
Prospectus Date	rr_ProspectusDate	Oct 26, 2012
Supplement [Text Block]	aimsf3_SupplementTextBlock
Statutory Prospectus Supplement dated October 26, 2012
The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for Class A, B, C, Y and Investor Class shares of the Fund listed below:
Invesco Utilities Fund
          On October 26, 2012, the Board of Trustees (the "Board") of AIM Sector Funds (Invesco Sector Funds) (the "Trust") approved the elimination of one of the fundamental investment restrictions of Invesco Utilities Fund (the "Fund"), subject to the approval of the Fund's shareholders at a special meeting to be held on or about February 1, 2013 (the "Special Meeting"). Shareholders of record as of the close of business on November 27, 2012 are entitled to notice of, and to vote, at the Special Meeting or any adjournment thereof.
          If the proposal is approved by the Fund's shareholders at the Special Meeting, the following fundamental investment restriction of the Fund (the "Fundamental Restriction") will be removed:
"Invesco Utilities Fund will concentrate (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) its investments in the securities of issuers engaged primarily in utilities-related industries."
     After careful review, the Board approved the proposed elimination of the Fundamental Restriction. Currently, the Fund must invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers engaged in utilities-related industries. If the removal of the Fundamental Restriction is approved, the Fund's investment adviser, Invesco Advisers, Inc. (the "Adviser"), will transition the Fund to a diversified high income-seeking equity fund. The Adviser believes, and the Board considered, that the proposed new investment strategy would greatly expand the pool of potential investments for the Fund by permitting the Fund to focus on investments outside of the utilities sector. Under the new investment strategy, the Adviser will seek to deliver high current income, less volatility and greater downside protection versus the broad market by investing across a range of sectors and holding a greater number of issuers.
     In connection with this transition, the Board approved several additional changes to the Fund. If shareholders approve the removal of the Fundamental Restriction, the Fund will be renamed "Invesco Dividend Income Fund" and its investment objective and investment strategies, consistent with its new name, will change. If the removal of the Fundamental Policy is not approved by shareholders at the Special Meeting, the Fund's name will not change and the current investment strategies will remain in effect, and the Board will consider other appropriate actions for the Fund.

Statutory Prospectus Supplement dated October 26, 2012
The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares, as applicable, of the Funds listed below:
Invesco Utilities Fund
          On October 26, 2012, the Board of Trustees (the "Board") of AIM Sector Funds (Invesco Sector Funds) (the "Trust") approved the elimination of one of the fundamental investment restrictions of Invesco Utilities Fund (the "Fund"), subject to the approval of the Fund's shareholders at a special meeting to be held on or about February 1, 2013 (the "Special Meeting"). Shareholders of record as of the close of business on November 27, 2012 are entitled to notice of, and to vote, at the Special Meeting or any adjournment thereof.
          If the proposal is approved by the Fund's shareholders at the Special Meeting, the following fundamental investment restriction of the Fund (the "Fundamental Restriction") will be removed:
"Invesco Utilities Fund will concentrate (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) its investments in the securities of issuers engaged primarily in utilities-related industries."
     After careful review, the Board approved the proposed elimination of the Fundamental Restriction. Currently, the Fund must invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers engaged in utilities-related industries. If the removal of the Fundamental Restriction is approved, the Fund's investment adviser, Invesco Advisers, Inc. (the "Adviser"), will transition the Fund to a diversified high income-seeking equity fund. The Adviser believes, and the Board considered, that the proposed new investment strategy would greatly expand the pool of potential investments for the Fund by permitting the Fund to focus on investments outside of the utilities sector. Under the new investment strategy, the Adviser will seek to deliver high current income, less volatility and greater downside protection versus the broad market by investing across a range of sectors and holding a greater number of issuers.
     In connection with this transition, the Board approved several additional changes to the Fund. If shareholders approve the removal of the Fundamental Restriction, the Fund will be renamed "Invesco Dividend Income Fund" and its investment objective and investment strategies, consistent with its new name, will change. If the removal of the Fundamental Policy is not approved by shareholders at the Special Meeting, the Fund's name will not change and the current investment strategies will remain in effect, and the Board will consider other appropriate actions for the Fund.

INVESCO Utilities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimsf3_SupplementTextBlock
Statutory Prospectus Supplement dated October 26, 2012
The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for Class A, B, C, Y and Investor Class shares of the Fund listed below:
Invesco Utilities Fund
          On October 26, 2012, the Board of Trustees (the "Board") of AIM Sector Funds (Invesco Sector Funds) (the "Trust") approved the elimination of one of the fundamental investment restrictions of Invesco Utilities Fund (the "Fund"), subject to the approval of the Fund's shareholders at a special meeting to be held on or about February 1, 2013 (the "Special Meeting"). Shareholders of record as of the close of business on November 27, 2012 are entitled to notice of, and to vote, at the Special Meeting or any adjournment thereof.
          If the proposal is approved by the Fund's shareholders at the Special Meeting, the following fundamental investment restriction of the Fund (the "Fundamental Restriction") will be removed:
"Invesco Utilities Fund will concentrate (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) its investments in the securities of issuers engaged primarily in utilities-related industries."
     After careful review, the Board approved the proposed elimination of the Fundamental Restriction. Currently, the Fund must invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers engaged in utilities-related industries. If the removal of the Fundamental Restriction is approved, the Fund's investment adviser, Invesco Advisers, Inc. (the "Adviser"), will transition the Fund to a diversified high income-seeking equity fund. The Adviser believes, and the Board considered, that the proposed new investment strategy would greatly expand the pool of potential investments for the Fund by permitting the Fund to focus on investments outside of the utilities sector. Under the new investment strategy, the Adviser will seek to deliver high current income, less volatility and greater downside protection versus the broad market by investing across a range of sectors and holding a greater number of issuers.
     In connection with this transition, the Board approved several additional changes to the Fund. If shareholders approve the removal of the Fundamental Restriction, the Fund will be renamed "Invesco Dividend Income Fund" and its investment objective and investment strategies, consistent with its new name, will change. If the removal of the Fundamental Policy is not approved by shareholders at the Special Meeting, the Fund's name will not change and the current investment strategies will remain in effect, and the Board will consider other appropriate actions for the Fund.

Statutory Prospectus Supplement dated October 26, 2012
The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares, as applicable, of the Funds listed below:
Invesco Utilities Fund
          On October 26, 2012, the Board of Trustees (the "Board") of AIM Sector Funds (Invesco Sector Funds) (the "Trust") approved the elimination of one of the fundamental investment restrictions of Invesco Utilities Fund (the "Fund"), subject to the approval of the Fund's shareholders at a special meeting to be held on or about February 1, 2013 (the "Special Meeting"). Shareholders of record as of the close of business on November 27, 2012 are entitled to notice of, and to vote, at the Special Meeting or any adjournment thereof.
          If the proposal is approved by the Fund's shareholders at the Special Meeting, the following fundamental investment restriction of the Fund (the "Fundamental Restriction") will be removed:
"Invesco Utilities Fund will concentrate (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) its investments in the securities of issuers engaged primarily in utilities-related industries."
     After careful review, the Board approved the proposed elimination of the Fundamental Restriction. Currently, the Fund must invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers engaged in utilities-related industries. If the removal of the Fundamental Restriction is approved, the Fund's investment adviser, Invesco Advisers, Inc. (the "Adviser"), will transition the Fund to a diversified high income-seeking equity fund. The Adviser believes, and the Board considered, that the proposed new investment strategy would greatly expand the pool of potential investments for the Fund by permitting the Fund to focus on investments outside of the utilities sector. Under the new investment strategy, the Adviser will seek to deliver high current income, less volatility and greater downside protection versus the broad market by investing across a range of sectors and holding a greater number of issuers.
     In connection with this transition, the Board approved several additional changes to the Fund. If shareholders approve the removal of the Fundamental Restriction, the Fund will be renamed "Invesco Dividend Income Fund" and its investment objective and investment strategies, consistent with its new name, will change. If the removal of the Fundamental Policy is not approved by shareholders at the Special Meeting, the Fund's name will not change and the current investment strategies will remain in effect, and the Board will consider other appropriate actions for the Fund.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM SECTOR FUNDS (INVESCO SECTOR FUNDS)
Prospectus Date	rr_ProspectusDate	Oct 26, 2012
Document Creation Date	dei_DocumentCreationDate	Oct 26, 2012